Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 05, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 06, 2021 $ / shares shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares				$ 0.00001
Conversion ratio							1
Proceeds from Reverse Recapitalization, net | $			$ 302,600	$ 302,638	$ 0	$ 0
Cash proceeds | $			144,000
PIPE financing | $			77,500
FPA financing | $			122,500
Proceeds from fees related to reverse recapitalization | $			41,400
Payments of Reverse Recapitalization costs | $	$ 459	$ 0	$ 7,900	7,937	$ 0	$ 0
Percent of combined voting rights			90.80%
Percent of consolidated net earnings (loss)							49.7
Transaction cost | $				700
Reduction to additional paid-In capital | $				$ 8,400
Class A Ordinary Shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares							$ 0.0001
Class A Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares	$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001
Common stock outstanding (in shares)	214,803,880			214,793,795	0		214,793,795
Effects of Reverse Recapitalization, net (in shares)			175,598,739
Percent of combined voting rights			50.30%
Percent of economic interest			100
Class A Common Stock | Blocker Holders
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)				173,898,818
Class A Common Stock | Existing VH Holders
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)			1,699,921
Class A Common Stock | PIPE Investors
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)			8,157,896
Class A Common Stock | FPA Investors
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)			12,763,688
Class F Ordinary Shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares							$ 0.0001
Class F Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares							0.00001
Class G Ordinary Shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares							0.0001
Class G Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares				$ 0.00001			$ 0.00001
Conversion ratio							1
Common stock outstanding (in shares)				6,333,333
Conversion of stock (in shares)			8,226,848
Class B Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares	$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001
Conversion ratio							1
Common stock outstanding (in shares)	213,598,566			212,751,977	0
Effects of Reverse Recapitalization, net (in shares)			212,393,793